UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gryphon Capital Management, LLC
Address:  One Bush Street, Suite 1700
          San Francisco, CA  94104

Form 13F File Number:    28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Joseph E. Sweeney
Title:    Manager
Phone:    415-274-6850

Signature, Place and Date of Signing:


/s/ Joseph E. Sweeney              San Francisco, CA        May 10, 2006

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:   11,875 x 1000









List of Other Included Managers:

NONE


NAME OF ISSUER              TITLE OF     CUSIP         VALUE     SHARES    SH/
INV    OTHER VOTING AUTH
                            CLASS                      X1000               PRN
DISC  MGR    SOLE   SHR NONE

Central Asia Gold Ltd.      Common      Q21744109          225    767797   N/A
Sole        767797
Delphi Automotive Systems   Common      247126105           63    100000   N/A
Sole        100000
Diamond Dex Res Lt          Common      252781109          642   1000000   N/A
Sole       1000000
Health Net Inc              Common      42222G108         1524     30000   N/A
Sole         30000
Jinshan Gold Mines          Common      47758X9A2         1254   2250000   N/A
Sole       2250000
Natural Health Trend Corp   Common      63888P406         1186    175689   N/A
Sole        175689
Shore Gold Inc              Common      824901102         6176   1023100   N/A
Sole       1023100
Southwestern Energy         Common      845467109          805     25000   N/A
Sole         25000



4342\002\EROBERTS\1353741.1